Segment Information (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Company's Total Revenue by Geographic Area
The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
United States	$59,591	$52,984	$143,034	$168,540
Other	49	5	139	264
Total net revenue	$59,640	$52,989	$143,173	$168,804
The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers (in thousands):
	Years Ended December 31,
	2019	2020
United States	$45,264	$187,093
Vietnam	7,149	38
Other	711	221
Total net revenue	$53,124	$187,352